Expenses by Nature - Summary of Expenses by Nature (Detail) - INR (₨) ₨ in Millions	12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019	Mar. 31, 2018
Expenses by nature [abstract]
Employee compensation	₨ 326,571	₨ 299,774	₨ 272,223
Sub-contracting/ technical fees	90,521	94,725	84,437
Cost of hardware and software	11,491	13,567	18,985
Travel	18,169	17,768	17,399
Facility expenses	19,733	22,213	21,044
Depreciation, amortization and impairment	20,862	19,474	21,124
Communication	4,812	4,561	5,353
Legal and professional fees	4,733	4,361	4,690
Rates, taxes and insurance	3,004	1,621	2,400
Marketing and brand building	2,532	2,714	3,140
Lifetime expected credit loss and provision for deferred contract cost	1,043	980	6,565
Miscellaneous expenses	5,344	11,736	4,705
Total cost of revenues, selling and marketing expenses and general and administrative expenses	₨ 508,815	₨ 493,494	₨ 462,065